Taxation (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward		¥ 108,064	¥ 103,285
Allowance for doubtful accounts		218,645	172,898
Payroll and accrued expenses		4,157	4,157
Deductible advertisement expenses		6,190	1,024
Long-term equity investment impairment		79,558	74,988
Intangible assets	[1]	24,490	28,031
Estimated accounts payable write-off benefit		(50,383)
Gross deferred tax assets		390,721	384,382
Less: Valuation allowance		(390,721)	(384,382)	¥ (324,682)	¥ (135,790)
Net deferred tax assets

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.